Stockholders' Equity (Deficit) - Additional Information (Detail) - Haymaker III [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 13, 2021	Dec. 31, 2020
Preferred stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000	1,000,000
Preferred stock shares issued	0	0		0
Preferred stock, shares outstanding	0	0		0
Common stock, shares authorized		200,000,000		200,000,000
Common Class A [Member]
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares outstanding		0
Common stock, conversion basis	one vote	one vote
Common stock shares subject to possible redemption	31,750,000	31,750,000		0
Percentage of common stock outstanding after conversion	20.00%	20.00%
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000		20,000,000
Common stock, shares issued	7,937,500	7,937,500		8,625,000
Common stock, shares outstanding	7,937,500	7,937,500		8,625,000
Common stock, conversion basis	one vote	one vote